EQUITY - Dividends (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity [abstract]
Prior year final dividend (SA cents per share)	R 0.20	R 0.65	R 0.40
Final dividend declared relating to prior year	R 172.3	R 559.4	R 172.1
Interim dividend (SA cents per share)	R 0.30	R 0.20	R 0.20
Interim dividend	R 258.7	R 172.3	R 343.2
Dividends recognised as distributions to owners	R 431.0	R 731.7	R 515.3